Kathleen H Moriarty Partner	1270 Avenue of the Americas 30th Floor New York, New York 10020-1708 T 212.655.6000 D 212.655.2548 moriarty@chapman.com

August 22, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Syntax ETF Trust (CIK: 0001580843) Pre-Effective Amendment No. 5 to

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Syntax ETF Trust (the “Registrant”), and pursuant to the requirements of the Securities Act of 1933, as amended, we are transmitting to you, via EDGAR, Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215607) and Amendment No. 5 under the Investment Company Act of 1940, as amended File No: 811-23227), (the “Amendment”). Blacklined copies of the Amendment have been marked to show all changes from the Pre-Effective Amendment No. 3 to the Registration’s Registration Statement on Form N-1A that the Registrant filed with the Securities and Exchange Commission on June 20, 2017.

If you have any further questions or wish to discuss the Amendment, please do not hesitate to call me at 212-655-2548. We greatly appreciate your assistance with respect to the Amendment.

Very truly yours,

/s/ Kathleen H. Moriarty, Esq.
Kathleen Moriarty